Interest in Master Trust for Norfolk Southern Corporation Common Stock	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Interest in Master Trust for Norfolk Southern Corporation Common Stock	Interest in Master Trust for Norfolk Southern Corporation Common Stock
The Plan’s investment in NS stock is included in a Master Trust along with investments in NS stock held by TIP. The NS Stock Fund consists of shares of NS stock, measured at fair value, and a small cash balance for liquidity purposes, and is divided into units (rather than shares of stock) for the purpose of valuing assets of the participating plans and the Members’ accounts. A unit represents a proportionate ownership interest in investments of the Master Trust. A unit value is calculated daily by dividing the total value of NS stock and cash, reduced by any unpaid commissions and fees associated with the Master Trust’s transactions, by the number of units credited to Members of both plans in the Master Trust. Units are allocated among the plans based on total units credited to Members of each plan.

The following table presents the net assets of the Master Trust:

	December 31, 2025		December 31, 2024
	Master Trust	Plan’s Interest	Master Trust	Plan’s Interest
	($ in thousands)

NS stock	$561,661	$254,024	$488,748	$214,746
Money market fund	582	263	2,003	879
Total investments at fair value	562,243	254,287	490,751	215,625

Due from brokers for securities sold	35	16	159	70
Due to brokers for securities purchased	(34)	(15)	(48)	(21)

Net assets	$562,244	$254,288	$490,862	$215,674
The following table presents the changes in net assets of the Master Trust:

Year ended
December 31,
2025
($ in thousands)

Net appreciation in fair value of investments	$110,179
Dividends and interest	10,866

Net investment gain	121,045

Net deductions	(49,663)

Increase in net assets	$71,382

Plan’s increase in net assets	$38,614

The following is a description of the valuation methodologies used for assets measured at fair value:

NS stock: Valued based upon the closing price reported on the New York Stock Exchange at year end.

Money market fund: Valued at the closing price reported on the active market on which the fund is traded.

All of the Master Trust investments at December 31, 2025 and 2024 are level 1 investments in accordance with the valuation technique level.